FEDERATED INSTITUTIONAL TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 31, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INSTITUTIONAL TRUST (the “Trust”)

Federated Institutional High Yield Bond Fund

Institutional Shares

1933 Act File No. 33-74445

1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 31, 2014 that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 68 on December 29, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-8419.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary